Investment in Affiliate - Schedule of Summarized Balance Sheet (Details) - Wellution account [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	$ 285	$ 924
Long-term assets	1,479	3,189
Current liabilities	(226)	(154)
Equity	$ 1,538	$ 3,959